Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE:
Voyage revenues	$ 11,753	$ 15,623	$ 17,354
Total Revenues	11,753	15,623	17,354
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(2,490)	(2,098)	(1,188)
Vessel operating expenses	(8,581)	(8,882)	(9,925)
Depreciation	(2,398)	(4,721)	(4,601)
Depreciation of dry-docking costs	(1,335)	(1,704)	(1,166)
Administrative expenses	(1,891)	(1,583)	(1,356)
Administrative expenses payable to related parties	(1,915)	(371)	(528)
Share-based payments	(40)	(40)	(40)
Impairment loss	(4,615)	(29,902)	0
Other income, net	89	29	2
Operating loss	(11,423)	(33,649)	(1,448)
Interest income	16	47	0
Interest expense and finance costs	(4,155)	(4,703)	(2,056)
Gain/(Loss) on derivative financial instruments	(1,647)	1,950	(131)
Foreign exchange gains/(losses), net	(163)	4	67
Non-operating loss	(5,949)	(2,702)	(2,120)
TOTAL LOSS FOR THE YEAR	(17,372)	(36,351)	(3,568)
Other Comprehensive Income	0	0	0
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (17,372)	$ (36,351)	$ (3,568)
Loss per share (U.S.$):
- Basic and Diluted loss per share for the year	$ (18.11)	$ (873.36)	$ (111.6)